Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic Earnings Per Share and Diluted Earnings Per Share

Computation of basic and diluted earnings per share are as follows:

	December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)
Numerator:
Net income attributable to ordinary shareholders	811,187,833	879,966,874	993,720,006	159,503,058
Numerator for basic earnings per share	811,187,833	879,966,874	993,720,006	159,503,058
Numerator for diluted earnings per share	811,187,833	879,966,874	993,720,006	159,503,058

Denominator:	(shares)	(shares)	(shares)	(shares)
Number of shares outstanding, opening	226,819,007	228,019,412	235,234,959	235,234,959
Weighted average number of shares issued	489,847	4,104,619	1,911,200	1,911,200
Weighted average number of shares repurchased	—	(119,152)	(349,341)	(349,341)

Weighted average number of shares outstanding
- basic	227,308,854	232,004,879	236,796,818	236,796,818
Dilutive effect of share options	6,619,546	—	4,024,309	4,024,309

Weighted average number of shares outstanding
- diluted	233,928,400	232,004,879	240,821,127	240,821,127